Income Taxes (Details) - Schedule of Attributed Continuing Operations - USD ($)	6 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Schedule of Attributed Continuing Operations [Abstract]
Current income tax	$ 141,374	$ 150,862
Deferred income tax benefits		(9,488)
Total income tax expense		$ 141,374